Form N-1A Cover	Nov. 03, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	VIRTUS ETF TRUST II
Entity Central Index Key	0001648403
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 03, 2026
Prospectus Date	Jun. 04, 2025